UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska         68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:   9/30/11

Item 1.  Reports to Stockholders.

WINTRUST CAPITAL FUNDS

DISCIPLINED EQUITY FUND

SMALL CAP OPPORTUNITY FUND

Semi-Annual Report

September 30, 2011

1-877-942-8434

www.whummer.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Wintrust Capital Small Cap Opportunity Fund

For the six months ended September 30, 2011, your mutual fund “A” and “I” share classes declined by 24.23% and 24.15%, respectively.  During the same period the Russell 2000 Index lost 23.12%.

Once again, global financial markets began to sag in the spring amid growing fears of a fullblown financial meltdown in Europe and concerns relating to U.S. government spending and budget deficits.  By midsummer these concerns, fueled by Washington’s inability to effectively address our economic problems, escalated to a level that threatened to push the U.S. economy back into recession.  Most recently job growth has stalled, personal incomes have stagnated and consumer spending, while still positive, is slowing.  Against this backdrop the consumer cannot be counted upon to drive economic growth.

From April to September crude oil tumbled 27%, leading the small cap Energy sector down by more than 37%.  Most other commodity prices declined as well, and most forecasts of capital investment, industrial activity and consumer sentiment were reset at lower levels.  As a result, the Materials, Technology and Industrial sectors all declined by more than the Russell 2000 Index as investors sold those companies they believed to be most at risk if the economy slipped into recession.  Our best results were generated in Materials (where we benefited from the acquisition of Arch Chemical), Health Care and Financials, while the Energy and Industrial sectors did the most damage to investment results.  Additionally, our lack of exposure to classically “defensive” investments such as Utilities and REITs may have cost as much as 125 basis points versus the index.  We continue to believe that REITs in particular, which comprise more than 8% of the index, do not represent good value at this time.

Those positions making the largest positive contribution during the six months include:

•   Maiden Holdings (MHLD, 3.9% holding), a non-catastrophe reinsurance company which continues to grow its business in a profitable fashion, and which was recognized as a “cheap” investment trading at less than 80% of book value.

•  Carter’s Inc. (CRI, 4.6% holding), which reported solid financial results despite the precipitous increase in cotton costs (its primary raw material), and had a large investor take a 12% stake in the company.

•  A.T. Cross (ATX, 1.8% holding), which manufacturers and markets high performance sunglasses (Costa and Native) as well as fine quality writing instruments.  ATX’s sunglass business continues to grow rapidly, leading to 40% earnings growth this year. The company was added to the Russell 2000 Index in June, improving liquidity in the stock.

Three stocks in the Energy sector had the largest adverse effect on results in the six-month period:

•  Cal Dive (DVR) suffered from a slower than expected rebound in drilling activity in the Gulf of Mexico in the aftermath of the BP/Macondo spill.  Declining oil prices exacerbated this challenge, and though ultimately unfounded, investors’ fears of a bank covenant default spooked investors. We no longer hold DVR.

•  Dawson Geophysical (DWSN, 4.0% holding) saw its stock decline by 41% on concerns that declining hydrocarbon prices would lead E&P companies to spend less on seismic studies.  We have seen no evidence of this, and expect DWSN’s pending merger with TGC Industries to result in an improved earnings profile.

•  Xtreme Drilling and Coil Services (XDC-CN, 1.6% holding) is a small Canadian energy equipment company that is introducing new technology designed to more efficiently drill in difficult environments.  Despite success in introducing its new rigs, investors again fear that lower hydrocarbon prices will result in dramatically reduced demand for these services.  XDC’s ability to secure long term (3-year) contracts for many of its 21 rigs suggests this will not be the case.

Outlook

Investor uncertainty is at extreme levels at this time, as the prospect of a full-blown financial meltdown in Europe remains.  It also appears as though the American people have lost total confidence in the ability of federal officials to put in place longer term solutions to our economic woes.  The Federal Reserve has pretty much done all it can; it is now time for legislators to fix this country’s fiscal policies.  Without some better clarity on both fronts it is difficult to see healthier economic activity leading to improved corporate profits, which in turn might lead to higher stock prices.  Having said that, the feedback we are getting is that business activity in the U.S. remains “okay” if not robust, suggesting that the risk of recession might be less than feared.  What is clear to us is that managers are not prepared to add to payrolls or expand capital investment in the existing economic climate.

We expect an economy that grows at a “slow muddle”, and are looking to invest in those businesses that are best equipped to prosper in such an environment.  We are happy to have had the opportunity in the last several months to invest in a number of higher-quality businesses that became sufficiently “cheap” that we could justify their purchase.  We are quite satisfied with the composition of our portfolio - characterized by healthy returns on capital, solid management, little debt, and attractive profit margins.  While further downside in equity markets is a distinct possibility, we also believe that any improvement in the global economic picture may lead to outsized opportunities for smaller, well capitalized companies such as these that are poised to take advantage of improving economic fortunes.

We sincerely appreciate your continued confidence and support. Sincerely,

Gary Lenhoff

Portfolio Manager
Fund Shareholder

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2012, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed 1.24% for Class A shares and 0.99% for Class I shares. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-877-942-8434.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Great Lakes Advisors, LLC or any other person in the Wintrust organization. Any such views are subject to change at any time based upon market or other conditions and Great Lakes Advisors, LLC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Wintrust Capital Small Cap Opportunity Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Great Lakes Advisors, LLC - advised fund.

The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance.

Mutual Funds involve risk including possible loss of principal. Investors should carefully consider the investment objectives, risks, charges and expenses of the Wintrust Capital Small CapOpportunity Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The Wintrust Small Cap Opportunity Fund is distributed by Northern Lights Distributors, LLC member FINRA. Review Code: 2146-NLD-10/13/11

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO REVIEW
September 30, 2011 (Unaudited)

The Fund's performance figures* for the period ending September 30, 2011, compared to its benchmark:

	Six Months Ended September 30, 2011	Year Ended September 30, 2011	Inception** - September 30, 2011

Wintrust Capital Small Cap Opportunity Fund – Class A	-24.23%	-4.11%	16.98%
Wintrust Capital Small Cap Opportunity Fund – Class A with load	-28.02%	-8.90%	14.86%
Wintrust Capital Small Cap Opportunity Fund – Class I	-24.15%	-3.88%	17.31%
Russell 2000 Total Return Index	-23.12%	-3.53%	14.17%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-942-8434.

** Inception date is December 5, 2008 for Class A and I shares.

Top Holdings by Industry	% of Net Assets
Electronics	12.8%
Retail	9.5%
Electrical Components & Equipment	9.3%
Insurance	7.8%
Banks	6.6%
Healthcare Services	5.6%
Oil & Gas Services	5.3%
Transportation	4.7%
Apparel	4.4%
Hand/Machine Tools	4.4%
Other Industries	28.3%
Other Assets Less Liabilities	1.3%
	100.0%

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)
Shares			Value
	COMMON STOCK - 98.7%
	APPAREL - 4.4%
56,480	Carter's, Inc. *		$ 1,724,899

	BANKS - 6.6%
87,933	Banco Latinoamericano de Comercio Exterior SA		1,339,220
12,392	Cass Information Systems, Inc.		384,772
20,740	Home Capital Group, Inc.		870,573
			2,594,565
	COMMERCIAL SERVICES - 1.6%
34,002	Parexel International Corp. *		643,658

	COMPUTERS - 3.2%
45,690	Diebold, Inc.		1,256,932

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
29,330	Waddell & Reed Financial, Inc.		733,543

	ELECTRICAL COMPONENTS & EQUIPMENT- 9.3%
70,275	Coleman Cable, Inc. *		594,526
127,196	Insteel Industries, Inc.		1,280,864
43,820	Littlefuse, Inc.		1,762,002
			3,637,392
	ELECTRONICS - 12.8%
22,380	Brady Corp. - Cl-A		591,503
72,319	Electro Scientific Industries, Inc. *		859,873
30,894	Rofin-Sinar Technologies, Inc. *		593,165
103,376	Stoneridge, Inc. *		539,623
35,932	Tech Data Corp. *		1,553,340
67,972	Vishay Precision Group, Inc. *		895,871
			5,033,375
	ENVIRONMENTAL CONTROL - 0.8%
25,187	Darling International, Inc. *		317,104

	HAND/MACHINE TOOLS - 4.4%
114,408	Hardinge, Inc.		942,722
27,372	Lincoln Electric Holdings		794,062
			1,736,784

See accompanying notes to financial statements.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)
Shares			Value
	HEALTHCARE-PRODUCTS - 4.0%
22,060	Arthrocare Corp. *		$ 634,666
10,786	ICU Medical, Inc. *		396,925
41,515	Medtox Scientific, Inc.		543,431
			1,575,022
	HEALTHCARE-SERVICES - 5.6%
27,685	Healthspring, Inc. *		1,009,395
64,600	US Physical Therapy, Inc.		1,196,392
			2,205,787
	HOUSEHOLD PRODUCTS/WARES - 1.7%
59,661	AT Cross Co. *		672,976

	INSURANCE - 7.8%
46,742	American Safty Insurance *		860,053
211,743	Maiden Holdings Ltd.		1,564,781
10,240	RenaissanceRe Holdings Ltd.		653,312
			3,078,146
	INTERNET - 1.0%
14,663	j2 Global Communications, Inc.		394,435

	MACHINERY-DIVERSIFIED - 3.1%
30,495	Nordson Corp.		1,211,871

	MISCELLANEOUS MANUFACTURING - 1.9%
53,074	FreightCar America, Inc. *		764,796

	OIL & GAS - 1.1%
7,640	Contango Oil & Gas Co. *		417,984

	OIL & GAS SERVICES - 5.3%
59,717	Dawson Geophysical Co. *		1,408,127
237,880	Xtreme Coil Drilling Corp. *		684,761
			2,092,888
	PACKAGING & CONTAINERS - 2.0%
15,857	Rock-Tenn Co.		771,919

See accompanying notes to financial statements.

WINTRUST CAPITAL SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)
Shares			Value
	REAL ESTATE- 0.9%
6,930	Jones Lang LaSalle, Inc.		$ 359,043

	RETAIL - 9.5%
21,208	Children's Place Retail Stores, Inc. *		986,808
128,582	Collective Brands, Inc. *		1,679,383
52,416	Rush Enterprises, Inc. *		742,211
44,801	Sonic Corp. *		316,743
			3,725,145
	SAVINGS & LOANS - 3.0%
39,277	Capitol Federal Financial, Inc.		414,765
64,920	ViewPoint Financial Group		743,334
			1,158,099
	SEMICONDUCTORS - 2.1%
38,703	MKS Instruments, Inc.		840,242

	TRANSPORTATION - 4.7%
67,505	Arkansas Best Corp.		1,090,206
119,230	Rand Logistics *		740,418
			1,830,624

	TOTAL COMMON STOCK ( Cost - $45,008,190)		38,777,229

	TOTAL INVESTMENTS - 98.7% ( Cost - $45,008,190) (a)		$ 38,777,229
	OTHER ASSETS LESS LIABILITIES - 1.3%		516,585
	NET ASSETS - 100.0%		$ 39,293,814

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
		Unrealized appreciation:	$ 416,252
		Unrealized depreciation:	(6,647,213)
		Net unrealized appreciation:	$ (6,230,961)

See accompanying notes to financial statements.

Wintrust Capital Disciplined Equity Fund

For the six months ended September 30, 2011, your mutual fund share A, I and Y share classes declined 13.49%, 13.40%, and 13.40%, respectively.  The S&P 500 Index return was -13.78% during the period.

Last quarter, we mentioned the ramping in equity return volatility, which was obfuscated to a degree by the flat returns of major US equity indices.  Well, this volatility was on full display during the third quarter - and this time, the volatility contributed to the worst quarterly returns for US equity markets in three years.  Problems which appeared to be contained at the end of the second quarter (namely European sovereign debt concerns, the end of QE2, the looming debt ceiling negotiations) continue to cause major disruptions to the economy, and more importantly, are causing a lack of visibility.  Throw in a once-unthinkable downgrade of US debt, and we had the ingredients for a significant pullback in stocks.

Early in May, our LargeCap models began to recognize and adjust to heightened risk aversion across the US LargeCap equity space.  We consequently reduced the portfolio’s beta exposure, began shifting toward larger S&P 500 Index members with more stable earnings growth.

In a near complete reversal from the prior six months, Utilities, Consumer Staples, and Health Care sectors were the top performers in the S&P 500 for the six months ended 9/30/2011. These sectors posted returns of 7.8%, 0.8%, and -2.9%, respectively.  More economically sensitive sectors recorded the largest declines, with the Financial sector dropping 27.4%, the Materials sector shedding 25.2%, and the Energy sector declining 24.1%.

Tilting the portfolio toward lower beta holdings significantly boosted our active performance during the past six months.  In addition, the portfolio is tilted towards stocks which have the best intermediate-term price momentum, which has also helped performance.  Finally, overweighting the aforementioned Utility sector and underweighting the Energy sector added value.

Our stock selection had a mixed impact on performance.

•   Our large holdings in the two companies likely to dominate the online entertainment market via their combination tablet offerings and access to your credit card information (Apple 5.40% & Amazon 3.48%) provided excellent returns.

•  Apple and Amazon’s strong positioning came at the expense of competitor Netflix, which badly mis-stepped with a plan to increase prices and cut service (to his credit, Netflix CEO Reed Hastings corrected the error early in Q4).  Our 0.62% holding in Netflix hurt the portfolio’s performance.

Outlook

Last quarter, we described the market as inexpensive, and posited we could see a nice rally -IF Congress took the debt ceiling debate as an opportunity to make meaningful change.  Of course, that didn’t unfold, and instead, the ugliness of the process led to a once-unthinkable downgrade of US debt.  This, of course, is but one of a multitude of concerns investors confront. Coming on the heels of one of the deepest recessions in our nation’s history, it’s easy to be pessimistic.  Remember what we wrote in the Q3 2009 letter: “The error of optimism dies in the crisis, but in dying gives birth to an error of pessimism.  This new error is born not an infant, but a giant.”

Entering Q4, our LargeCap models are conservatively positioned, favoring lower beta, large growth stocks, with an emphasis on sectors such as Utilities, Health Care, and Consumer Staples.

S&P 500 - an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

Beta - Measures the risk of an investment relative to a market (the "market" can be defined as an index).

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2012, to ensure that Net Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary expenses such as litigation) will not exceed .90% for Class A shares and 0.65% for Class I shares. Please review the Fund’s prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call toll-free 1-877-942-8434.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Great Lakes Advisors, LLC or any other person in the Wintrust Wealth Management organization. Any such views are subject to change at any time based upon market or other conditions and Great Lakes Advisors, LLC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Wintrust Capital Disciplined Equity Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Great Lakes Advisors, LLC - advised fund.

Mutual Funds involve risk including possible loss of principal. Investors should carefully consider the investment objectives, risks, charges and expenses of the Wintrust Capital Disciplined Equity Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling 1-877-942-8434. The prospectus should be read carefully before investing. The Wintrust Capital Disciplined Equity Fund is distributed by Northern Lights Distributors, LLC member FINRA. Review Code: 2133-NLD-10/12/2011

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO REVIEW
September 30, 2011 (Unaudited)

The Fund's performance figures* for the period ending September 30, 2011, compared to its benchmark:

	Six Months Ended September 30, 2011	Year Ended September 30, 2011	Inception** - September 30, 2011

Wintrust Capital Disciplined Equity Fund – Class A	-13.49%	1.19%	9.27%
Wintrust Capital Disciplined Equity Fund – Class A with load	-17.83%	-3.89%	6.87%
Wintrust Capital Disciplined Equity Fund – Class I	-13.40%	1.34%	9.55%
Wintrust Capital Disciplined Equity Fund – Class Y	-13.40%	1.46%	9.58%
S & P 500 Total Return Index	-13.78%	1.14%	10.35%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-942-8434.

** Inception date is June 1, 2009.

Top Holdings by Industry	% of Net Assets
Computers	10.5%
Internet	6.6%
Pharmaceuticals	6.3%
Banks	6.2%
Electric	6.1%
Cosmetics/Personal Care	5.5%
Semiconductors	5.5%
Oil & Gas	5.2%
REITs	5.2%
Telecommunications	4.4%
Other Industries	37.5%
Other Assets Less Liabilities	1.0%
	100.0%

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)
Shares			Value
	COMMON STOCK - 99.0%
	AEROSPACE/DEFENSE - 0.6%
5,700	Boeing Co.		$ 344,907

	AGRICULTURE - 1.2%
11,400	Philip Morris International		711,132

	APPAREL - 0.8%
3,900	V.F. Corp.		473,928

	BANKS - 6.2%
61,200	Bank of America Corp.		374,544
3,700	CIT Group, Inc. *		112,369
11,900	Goldman Sachs Group, Inc.		1,125,145
94,600	KeyCorp		560,978
16,600	M&T Bank Corp.		1,160,340
10,800	Wells Fargo & Co.		260,496
			3,593,872
	BEVERAGES - 0.3%
2,800	Coca-Cola Co.		189,168

	CHEMICALS - 2.4%
46,200	Dow Chemical Co.		1,037,652
5,500	Monsanto Co.		330,220
			1,367,872
	COMMERCIAL SERVICES - 4.1%
35,200	Equifax, Inc.		1,082,048
17,100	Verisk Analytics, Inc.		594,567
7,800	Visa, Inc.		668,616
			2,345,231
	COMPUTERS - 10.5%
8,000	Apple, Inc. *		3,049,440
2,200	Cognizant Tech Solutions		137,940
15,900	International Business Machines Corp.		2,782,977
			5,970,357
	COSMETICS/PERSONAL CARE - 5.5%
12,200	Colgate-Palmolive Co.		1,081,896
32,800	Procter & Gamble Co.		2,072,304
			3,154,200
	DISTRIBUTION/WHOLESALE - 0.5%
3,200	Fossil, Inc.		259,392

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)
Shares			Value
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
52,600	Charles Schwab Corp		$ 592,802
3,800	CME Group, Inc.		936,320
6,100	Invesco, Ltd.		94,611
			1,623,733
	ELECTRIC - 6.1%
24,100	Consolidated Edison, Inc.		1,374,182
11,000	Edison International		420,750
49,300	Northeast Utilities		1,658,945
			3,453,877
	FOOD - 3.5%
18,000	Campbell Soup Co.		582,660
11,200	JM Smucker Co		816,368
5,100	Kellogg Co.		271,269
7,000	McCormick & Co., Inc.		323,120
			1,993,417
	HEALTHCARE-SERVICES - 0.3%
3,400	UnitedHealth Group, Inc.		156,808

	INSURANCE - 1.0%
15,900	MetLife, Inc.		445,359
3,750	Torchmark Corp.		130,725
			576,084
	INTERNET - 6.6%
9,100	Amazon.com, Inc. *		1,967,693
1,500	Google, Inc. - Cl. A *		771,570
3,100	Netflix, Inc. *		350,796
49,300	Yahoo, Inc.		648,788
			3,738,847
	LODGING - 1.5%
29,300	Wyndham Worldwide Corp.		835,343

	MACHINERY-CONSTRUCTION & MINING - 1.6%
12,700	Caterpillar, Inc.		937,768

	MEDIA - 1.7%
11800	Disney (Walt) Co.		355,888
14,600	Mcgraw-Hill Companies, Inc.		598,600
			954,488
	METAL FABRICATE/HARDWARE - 2.6%
9,600	Precision Castparts Corp.		1,492,416

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)
Shares			Value
	MISCELLANEOUS MANUFACTURING - 1.4%
51,400	General Electric Co.		$ 783,336

	MINING - 0.2%
5,000	Vulcan Materials Co.		137,800

	OIL & GAS - 5.2%
13,800	Chesapeake Energy Corp.		352,590
13,500	ConocoPhillips		854,820
19,300	Exxon Mobil Corp.		1,401,759
4,500	FMC Technologies, Inc.		169,200
3,400	Hess Corp.		178,364
			2,956,733
	PHARMACEUTICALS - 6.3%
31,800	Express Scripts, Inc. *		1,178,826
19,800	McKesson HBOC, Inc.		1,439,460
3,100	Medco Health Solutions, Inc. *		145,359
8,300	Perrigo Co.		806,013
			3,569,658
	PIPELINES - 1.6%
13,600	Oneok, Inc.		898,144

	REITS - 5.2%
10,700	American Capital Agency Corp.		289,970
49,100	Annaly Capital Management, Inc.		816,533
3,000	Boston Properties, Inc.		267,300
8,300	Simon Property Group		912,834
8,900	Vornado Realty Trust		664,118
			2,950,755
	RETAIL - 3.8%
600	Autozone, Inc.		191,514
15,300	Family Dollar Stores, Inc.		778,158
26,200	Home Depot, Inc.		861,194
4,600	Ross Stores		361,974
			2,192,840
	SEMICONDUCTORS - 5.5%
5,000	Altera Corp.		157,650
94,600	Intel Corp.		2,017,818
35,200	Linear Technology Corp.		973,280
			3,148,748

See accompanying notes to financial statements.

WINTRUST CAPITAL DISCIPLINED EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)
Shares			Value
	SOFTWARE - 2.4%
11,800	Salesforce.com, Inc.		$ 1,348,504

	TELECOMMUNICATIONS - 4.4%
17,000	American Tower Corp.		914,600
43,800	Verizon Communications, Inc.		1,611,840
			2,526,440
	TRANSPORTATION - 3.2%
2,600	Fedex Corp.		175,968
26,000	United Parcel Service, Inc. - Cl. B		1,641,900
			1,817,868

	TOTAL COMMON STOCK (Cost - $59,607,756)		56,503,666

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
508,190	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - 0.00% **
	(Cost - $508,190)		508,190

	TOTAL INVESTMENTS - 99.9% (Cost - $60,115,946) (a)		$ 57,011,856
	OTHER ASSETS LESS LIABILITIES - 0.1%		46,733
	NET ASSETS - 100.0%		$ 57,058,589

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
		Unrealized appreciation:	$ 3,465,812
		Unrealized depreciation:	(6,569,902)
		Net unrealized appreciation:	$ (3,104,090)

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2011 (Unaudited)
	Wintrust Capital Small Cap Opportunity Fund	Wintrust Capital Disciplined Equity Fund
ASSETS
Investment securities:
At cost	$ 45,008,190	$ 60,115,946
At value	$ 38,777,229	$ 57,011,856
Cash	694,295	-
Receivable for securities sold	520,190	-
Receivable for Fund shares sold	16,000	40,000
Dividends and interest receivable	27,120	94,965
Prepaid expenses & other assets	13,919	13,413
TOTAL ASSETS	40,048,753	57,160,234

LIABILITIES
Payable for securities purchased	703,466	-
Investment advisory fees payable	17,052	12,869
Payable for Fund shares redeemed	10,142	68,953
Distribution (12b-1) fees payable	2,312	1,404
Fees payable to other affiliates	7,698	3,713
Accrued expenses and other liabilities	14,269	14,706
TOTAL LIABILITIES	754,939	101,645
NET ASSETS	$ 39,293,814	$ 57,058,589

Net Assets Consist Of:
Paid in capital [no par value, unlimited shares authorized]	$ 37,835,880	$ 56,953,614
Undistributed net investment income	69,659	526,806
Accumulated net realized gains from security transactions	7,619,236	2,682,259
Net unrealized depreciation of investments	(6,230,961)	(3,104,090)
NET ASSETS	$ 39,293,814	$ 57,058,589

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 10,655,371	$ 94,179
Shares of beneficial interest outstanding	764,023	8,032
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 13.95	$ 11.73
Maximum offering price per share (maximum sales charges of 5.00%) (a)	$ 14.68	$ 12.35

Class I Shares:
Net Assets	$ 28,638,443	$ 15,775,494
Shares of beneficial interest outstanding	2,039,962	1,339,292
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 14.04	$ 11.78

Class Y Shares:
Net Assets		$ 41,188,916
Shares of beneficial interest outstanding		3,505,131
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share		$ 11.75

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge if shares are redeemed within 12 months of purchase and a dealer's commission was paid.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2011 (Unaudited)

	Wintrust Capital Small Cap Opportunity Fund	Wintrust Capital Disciplined Equity Fund
INVESTMENT INCOME
Dividends	$ 199,822	$ 639,605
Interest	365	29
TOTAL INVESTMENT INCOME	200,187	639,634

EXPENSES
Investment advisory fees	138,648	190,566
Distribution (12b-1) fees - Class A	16,328	163
Distribution (12b-1) fees - Class I	-	9,082
Administration fees	22,061	24,009
Registration fees	17,548	3,510
Fund accounting fees	14,154	17,384
Transfer agent fees	10,169	10,430
Audit fees	8,023	8,023
Custody fees	8,524	10,528
Chief compliance officer fees	6,113	8,880
Legal fees	5,128	7,406
Printing expenses	4,103	5,926
Trustees' fees	2,507	2,507
Insurance expense	205	296
Other expenses	1,654	1,821
TOTAL EXPENSES	255,165	300,531

Fees waived by the Advisor	(10,414)	(116,737)

NET EXPENSES	244,751	183,794
NET INVESTMENT INCOME (LOSS)	(44,564)	455,840

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
Net realized gains from security transactions	97,650	1,086,010
Net change in unrealized appreciation/(depreciation) of investments	(12,397,732)	(10,415,242)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY	(12,300,082)	(9,329,232)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (12,344,646)	$ (8,873,392)

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Wintrust Capital Small Cap Opportunity Fund		Wintrust Capital Disciplined Equity Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2011	Year Ended	September 30, 2011	Period Ended
	(Unaudited)	March 31, 2011	(Unaudited)	March 31, 2011
FROM OPERATIONS
Net investment income/(loss)	$ (44,564)	$ 255,929	$ 455,840	$ 760,948
Net realized gains from security transactions and foreign
currency transactions	97,650	9,512,153	1,086,010	2,952,547
Net change in unrealized
appreciation (depreciation) of investments	(12,397,732)	2,269,985	(10,415,242)	5,737,874
Net increase (decrease) in net assets resulting from operations	(12,344,646)	12,038,067	(8,873,392)	9,451,369

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(30,010)	(524)	(597)
Class I	-	(104,335)	(123,775)	(194,190)
Class Y	-	-	(332,468)	(574,925)
From net realized gains:
Class A	-	(1,200,397)	-	(1,218)
Class I	-	(1,858,313)	-	(424,002)
Class Y	-	-	-	(1,006,510)
Net decrease in net assets resulting from distributions to shareholders	-	(3,193,055)	(456,767)	(2,201,442)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	423,422	5,934,425	60,781	-
Class I	6,043,115	17,913,192	1,434,601	16,227,944
Class Y	-	-	1,580,200	17,018,544
Net asset value of shares issued in reinvestment of distributions:
Class A	-	1,006,175	524	1,813
Class I	-	1,392,622	36,687	137,888
Class Y	-	-	332,468	1,581,436
Payments for shares redeemed:
Class A	(300,455)	(9,592,930)	(2,956)	-
Class I	(1,891,137)	(5,926,206)	(1,725,269)	(2,379,934)
Class Y	-	-	-	(410,091)
Net increase in net assets resulting from shares of beneficial interest	4,274,945	10,727,278	1,717,036	32,177,600

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,069,701)	19,572,290	(7,613,123)	39,427,527

NET ASSETS
Beginning of Period	47,363,515	27,791,225	64,671,712	25,244,185
End of Period*	$ 39,293,814	$ 47,363,515	$ 57,058,589	$ 64,671,712
*Includes undistributed net investment income of:	$ 69,659	$ 114,223	$ 526,806	$ 70,966

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Wintrust Capital Small Cap Opportunity Fund		Wintrust Capital Disciplined Equity Fund

	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2011	Year Ended	September 30, 2011	Period Ended
	(Unaudited)	March 31, 2011	(Unaudited)	March 31, 2011
SHARE ACTIVITY
Class A:
Shares Sold	24,615	406,128	4,411	-
Shares Reinvested	-	60,286	42	139
Shares Redeemed	(18,200)	(559,854)	(254)	-
Net increase (decrease) in
shares of beneficial interest outstanding	6,415	(93,440)	4,199	139

Class I:
Shares Sold	347,929	1,114,271	107,627	1,327,516
Shares Reinvested	-	83,042	2,903	10,582
Shares Redeemed	(112,748)	(356,648)	(132,967)	(183,299)
Net increase in shares of beneficial interest outstanding	235,181	840,665	(22,437)	1,154,799

Class Y:
Shares Sold			116,278	1,460,673
Shares Reinvested			26,291	121,102
Shares Redeemed			-	(30,923)
Net increase in shares of beneficial interest outstanding			142,569	1,550,852

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Small Cap Opportunity Fund
	Class A
	For the
	Six Months Ended		For the	For the		For the
	September 30,2011		Year Ended	Year Ended		Period Ended
	(Unaudited)		March 31, 2011	March 31, 2010		March 31, 2009	(1)
Net asset value, beginning of period	$ 18.41		$ 15.27	$ 9.56		$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	(0.03)		0.07	(0.06)		0.01
Net realized and unrealized gain/(loss)
on investments	(4.43)		4.29	6.33		(0.45)
Total from investment operations	(4.46)		4.36	6.27		(0.44)

Less distributions from:
Net investment income	-		(0.03)	(0.00)	(3)	-
Net realized gains	-		(1.19)	(0.56)		-
Total distributions	-		(1.22)	(0.56)		-

Net asset value, end of period	$ 13.95		$ 18.41	$ 15.27		$ 9.56

Total return (4)	(24.23)%	(5)	29.36%	66.04%		(4.40)%	(5)

Net assets, at end of period (000's)	$ 10,655		$ 13,951	$ 12,999		$ 951

Ratio of gross expenses to average
net assets (6)	1.27%	(7)	1.35%	1.73%		12.48%	(7)
Ratio of net expenses to average
net assets	1.24%	(7)	1.24%	1.24%		1.24%	(7)
Ratio of net investment income (loss)
to average net assets	(0.38)%	(7)	0.45%	(0.45)%		0.32%	(7)

Portfolio Turnover Rate	69%	(5)	136%	47%		4%	(5)

(1)	The Wintrust Capital Small Cap Opportunity Fund's Class A shares (formerly Wayne Hummer Small Cap Core Fund) commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Small Cap Opportunity Fund
	Class I
	For the
	Six Months Ended		For the	For the		For the
	September 30,2011		Year Ended	Year Ended		Period Ended
	(Unaudited)		March 31, 2011	March 31, 2010		March 31, 2009	(1)
Net asset value, beginning of period	$ 18.51		$ 15.34	$ 9.57		$ 10.00

Activity from investment operations:
Net investment income/(loss) (2)	(0.01)		0.13	(0.03)		0.02
Net realized and unrealized gain/(loss)
on investments	(4.46)		4.30	6.36		(0.45)
Total from investment operations	(4.47)		4.43	6.33		(0.43)

Less distributions from:
Net investment income	-		(0.07)	(0.00)	(3)	-
Net realized gains	-		(1.19)	(0.56)		-
Total distributions	-		(1.26)	(0.56)		-

Net asset value, end of period	$ 14.04		$ 18.51	$ 15.34		$ 9.57

Total return (4)	(24.15)%	(5)	29.69%	66.62%		(4.30)%	(5)

Net assets, at end of period (000's)	$ 28,638		$ 33,412	$ 14,792		$ 2,228

Ratio of gross expenses to average
net assets (6)	1.03%	(7)	1.10%	1.48%		12.23%	(7)
Ratio of net expenses to average
net assets	0.99%	(7)	0.99%	0.99%		0.99%	(7)
Ratio of net investment income
to average net assets	(0.12)%	(7)	0.81%	(0.20)%		0.80%	(7)

Portfolio Turnover Rate	69%	(5)	136%	47%		4%	(5)

(1)	The Wintrust Capital Small Cap Opportunity Fund's Class I shares (formerly Wayne Hummer Small Cap Core Fund) commenced operations on December 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5) Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(7) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Disciplined Equity Fund
	Class A
	For the
	Six Months Ended		For the	For the
	September 30,2011		Year Ended	Period Ended
	(Unaudited)		March 31, 2011	March 31, 2010 (1)
Net asset value, beginning of period	$ 13.63		$ 12.46	$ 10.00

Activity from investment operations:
Net investment income (2)	0.07		0.16	0.12
Net realized and unrealized gain
(loss) on investments	(1.91)		1.50	2.40
Total from investment operations	(1.84)		1.66	2.52

Less distributions from:
Net investment income	(0.06)		(0.16)	(0.03)
Net realized gains	-		(0.33)	(0.03)
Total distributions	(0.06)		(0.49)	(0.06)

Net asset value, end of period	$ 11.73		$ 13.63	$ 12.46

Total return (3)	(13.49)%	(4)	13.50%	25.32%	(4)

Net assets, at end of period (000's)	$ 94		$ 52	$ 46

Ratio of gross expenses to average
net assets (5)	1.26%	(6)	1.32%	1.91%	(6)
Ratio of net expenses to average
net assets	0.90%	(6)	0.90%	0.90%	(6)
Ratio of net investment income
to average net assets (5)	1.11%	(6)	1.28%	1.23%	(6)

Portfolio Turnover Rate	58%	(4)	125%	110%	(4)

(1)	The Wintrust Capital Disciplined Equity Fund's Class A shares (formerly Wayne Hummer Large Cap Core Fund) commenced operations on June 1, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Disciplined Equity Fund
	Class I
	For the
	Six Months Ended		For the	For the
	September 30,2011		Year Ended	Period Ended
	(Unaudited)		March 31, 2011	March 31, 2010 (1)
Net asset value, beginning of period	$ 13.70		$ 12.49	$ 10.00

Activity from investment operations:
Net investment income (2)	0.09		0.21	0.13
Net realized and unrealized gain
(loss) on investments	(1.92)		1.48	2.43
Total from investment operations	(1.83)		1.69	2.56

Less distributions from:
Net investment income	(0.09)		(0.15)	(0.04)
Net realized gains	-		(0.33)	(0.03)
Total distributions	(0.09)		(0.48)	(0.07)

Net asset value, end of period	$ 11.78		$ 13.70	$ 12.49

Total return (3)	(13.40)%	(4)	13.73%	25.59%	(4)

Net assets, at end of period (000's)	$ 15,775		$ 18,659	$ 2,585

Ratio of gross expenses to average
net assets (5)	1.01%	(6)	1.02%	1.66%	(6)
Ratio of net expenses to average
net assets	0.65%	(6)	0.65%	0.65%	(6)
Ratio of net investment income
to average net assets (5)	1.35%	(6)	1.60%	1.38%	(6)

Portfolio Turnover Rate	58%	(4)	125%	110%	(4)

(1)	The Wintrust Capital Disciplined Equity Fund's Class I shares (formerly Wayne Hummer Large Cap Core Fund) commenced operations on June 1, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Wintrust Capital Disciplined Equity Fund
	Class Y
	For the
	Six Months Ended		For the	For the
	September 30,2011		Year Ended	Period Ended
	(Unaudited)		March 31, 2011	March 31, 2010 (1)
Net asset value, beginning of period	$ 13.67		$ 12.48	$ 10.00

Activity from investment operations:
Net investment income (2)	0.10		0.21	0.16
Net realized and unrealized gain
(loss) on investments	(1.93)		1.50	2.39
Total from investment operations	(1.83)		1.71	2.55

Less distributions from:
Net investment income	(0.09)		(0.19)	(0.04)
Net realized gains	-		(0.33)	(0.03)
Total distributions	(0.09)		(0.52)	(0.07)

Net asset value, end of period	$ 11.75		$ 13.67	$ 12.48

Total return (3)	(13.40)%	(4)	13.87%	25.52%	(4)

Net assets, at end of period (000's)	$ 41,189		$ 45,960	$ 22,614

Ratio of gross expenses to average
net assets (5)	0.91%	(6)	0.95%	1.56%	(6)
Ratio of net expenses to average
net assets	0.55%	(6)	0.55%	0.55%	(6)
Ratio of net investment income
to average net assets (5)	1.45%	(6)	1.65%	1.56%	(6)

Portfolio Turnover Rate	58%	(4)	125%	110%	(4)

(1)	The Wintrust Capital Disciplined Equity Fund's Class Y shares (formerly Wayne Hummer Large Cap Core Fund) commenced operations on June 1, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.

See accompanying notes to financial statements.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

1.

ORGANIZATION

The Wintrust Capital Small Cap Opportunity Fund (the “WC Small Cap”) and the Wintrust Capital Disciplined Equity Fund (the “WC Disciplined Equity”), collectively the “Funds”, are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and are each a diversified, open-end management investment company.  The primary investment objective of the WC Small Cap is total return that exceeds the total return of the Russell 2000 Index over long-term market cycles. The primary investment objective of the WC Disciplined Equity is total return that exceeds the total return of the S&P 500 Index over long-term market cycles. The WC Small Cap and the WC Disciplined Equity commenced operations on December 5, 2008 and June 1, 2009, respectively.

The WC Small Cap currently offers Class A and Class I shares, and the WC Disciplined Equity currently offers Class A, Class I and Class Y shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Purchases of $1 million or more do not pay a front-end sales charge, but may pay a 1.00% contingent deferred sales charge if the shares are redeemed within 12 months of their purchase and a dealer’s commission was paid. Classes I and Y shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for each Fund’s assets and liabilities measured at fair value:

WC Small Cap

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 38,777,229	$ -	$ -	$ 38,777,229

WC Disciplined Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 56,503,666	$ -	$ -	$ 56,503,666
Short-Term Investments	$ 508,190	$ -	$ -	$ 508,190
Total	$ 57,011,856	$ -	$ -	$ 57,011,856

The Funds did not hold any Level 3 securities during the period.

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Federal income tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of SubChapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2009-2010 and during the period ended September 30, 2011 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended September 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
WC Small Cap	$ 36,082,448	$ 31,714,577
WC Disciplined Equity	$ 38,401,020	$ 36,781,440

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Wintrust Capital Management Company, LLC serves as each Fund’s investment advisor (the “Advisor”). The Advisor has engaged Advanced Investment Partners, LLC (“AIP”) as the sub-advisor to WC Disciplined Equity.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily investment operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of each Fund’s average daily net assets.  Pursuant to a sub-advisory agreement, the Advisor pays AIP a sub-advisory fee computed and accrued daily and paid monthly.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least July 31, 2012, to waive advisory fees and, if necessary, reimburse a portion of each Fund’s operating expenses so that the Funds’ normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed the following per class:

Fund	Class A	Class I	Class Y
WC Small Cap	1.24%	0.99%	N/A
WC Disciplined Equity	0.90%	0.65%	0.55%

These amounts will herein be referred to as the "expense limitations."

During the six months ended September 30, 2011, the Advisor waived $10,414 and $116,737 for WC Small Cap and WC Disciplined Equity, respectively.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than their respective expense limitations, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitations.  If a Fund's operating expenses subsequently exceed the respective expense limitations, the reimbursements for such Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time. As of March 31, 2011, the Advisor had $184,038 and $303,790 of fee waivers for WC Small Cap and WC Disciplined Equity, respectively subject to recapture which may be recovered by the following dates:

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Fund	March 31, 2012	March 31, 2013	March 31, 2014
WC Small Cap	$ 60,284	$ 82,678	$ 41,076
WC Disciplined Equity	$ -	$ 122,161	$ 181,629

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares for WC Small Cap, and 0.35% and 0.10% of the average daily net assets attributable to the Class A and Class I shares for WC Disciplined Equity and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  During the six months ended September 30, 2011, the 12b-1 fees accrued amounted to $16,328 and $9,245 for WC Small Cap and WC Disciplined Equity, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares.   The Distributor is an affiliate of GFS.

Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund also pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to each Fund as follows:

Administration.  Each Fund pays GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints.  Each Fund is subject to a minimum annual fee.  Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000* per annum or

-

7 basis points or 0.07% on the first $250 million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million

* WC Disciplined Equity fee increased from $32,000 to $40,000 per annum on June 1, 2010.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. Each Fund pays GFS a base annual fee of $24,000* plus a basis point fee in decreasing amounts as each Funds assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

* WC Disciplined Equity fee increased from $19,200 to $24,000 per annum on June 1, 2010.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000* per class of shares and the per-account charge is $14.00.

* WC Disciplined Equity fee increased from $12,000 to $15,000 per annum on June 1, 2010.

Custody Administration. Pursuant to the terms of the Funds’ Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Funds each pay an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints.  The Funds also pay certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS fees collected for the six months ended September 30, 2011, are summarized in the table on the next page.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from each Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the six months ended September 30, 2011 are summarized in the table below. Such fees would be included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   Fees GemCom collected for Edgar and printing services performed, for the six months ended September 30, 2011, are summarized in the table below.  Such fees would be included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Fund	Custody	Compliance	GemCom
WC Small Cap	$ 1,521	$ 6,113	$ 2,570	[a]
WC Disciplined Equity	$ 2,091	$ 8,880	$ 4,207	[a]

                                                                                                                            a – A portion relates to amounts accrued in prior year

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended March 31, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
WC Small Cap	$ 1,985,534	$ 1,207,521	$ 3,193,055
WC Disciplined Equity	2,128,488	72,954	2,201,442

The tax character of distributions for the year ended March 31, 2010 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
WC Small Cap	$ 872,900	$ -	$ 872,900
WC Disciplined Equity	150,917	-	150,917

As of March 31, 2011, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital Loss		Total
	Ordinary	Long-Term	& Other	Carry	Unrealized	Accumulated
	Income	Gains	Losses	Forwards	Appreciation	Earnings/(Deficits)
WC Small Cap	$ 4,333,877	$ 3,341,651	$ -	$ -	$ 6,127,052	$ 13,802,580
WC Disciplined Equity	1,987,567	230,289	-	-	7,217,279	9,435,135

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and real estate investment trust adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to real estate investment trust adjustments and the tax treatment of foreign currency gains and short-term capital gains.

Permanent book and tax differences are primarily attributable to real estate investment trust adjustments resulted in reclassification for the year ended March 31, 2011 as follows:

WINTRUST CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2011 (Unaudited)

Accumulated Net Realized
	Undistributed Net	Gain from Security and
	Investment Income	Foreign Currency Transactions
WC Small Cap	$ (31,089)	$ 31,089
WC Disciplined Equity	(10,681)	10,681

6.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending March 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the March 31, 2012 annual report.

7.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WINTRUST CAPITAL FUNDS

EXPENSE EXAMPLES

September 30, 2011 (Unaudited)

As a shareholder of the Wintrust Capital Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Wintrust Capital Small Cap Opportunity Fund and the Wintrust Capital Disciplined Equity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 through September 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Wintrust Capital Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class A	Funds Annualized Expense Ratio	Beginning Account Value 4/1/11	Ending Account Value 9/30/11	Expenses Paid During Period*	Ending Account Value 9/30/11	Expenses Paid During Period*
Wintrust Capital Small Cap Opportunity Fund	1.24%	$1,000.00	$757.70	$5.49	$1,018.96	$6.30
Wintrust Capital Disciplined Equity Fund	0.90%	$1,000.00	$865.10	$4.23	$1,020.67	$4.58

Class I
Wintrust Capital Small Cap Opportunity Fund	0.99%	$1,000.00	$758.50	$4.39	$1,020.21	$5.05
Wintrust Capital Disciplined Equity Fund	0.65%	$1,000.00	$866.00	$3.08	$1,021.91	$3.34

Class Y
Wintrust Capital Disciplined Equity Fund	0.55%	$1,000.00	$866.00	$2.57	$1,022.46	$2.78

*Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

Renewal of Advisory Agreement– Wintrust Capital Disciplined Equity Fund and Wintrust Capital Small Cap Opportunity Fund

In connection with a meeting held on June 22, 2011, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement between Wintrust Capital Management, LLC, (“WCM” or the “Adviser”) and the Trust, on behalf of Wintrust Capital Disciplined Equity Fund and Wintrust Capital Small Cap Opportunity Fund (each a “Fund” or collectively the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser; (b) the Funds’ management fees and operating expenses compared with similar mutual funds; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of WCM’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed WCM’s parent company consolidated financial statements and concluded that the Advisor is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  They reviewed the performance of each Fund compared to a peer group of similar mutual funds and its benchmark.  The Board concluded that WCM’s past performance was acceptable.

 Fees and Expenses.  The Board noted that each Fund is currently paying an advisory fee of 0.60% of the average net assets of the applicable Fund.  The Board then discussed the comparison of management fees and net operating expense data and reviewed WCM’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees concluded that each Fund’s advisory fees were acceptable in light of the quality of the services the Fund currently receives from WCM, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there are economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Funds, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered the profits realized by the Adviser from other activities related to the Funds.  The Trustees concluded that because of the Funds’ expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Funds was not excessive.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Renewal of Sub-Advisory Agreement

In connection with a regular meeting held on May 18, 2011, the Board of the Trust, including a majority of the Independent Trustees, discussed the renewal of the sub-advisory agreement between Advanced Investment Partners, LLC (the “Sub-Adviser”) and the Trust on behalf of the Wintrust Capital Disciplined Equity Fund (the “Sub-Advisory Agreement”). In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement. These materials included: (a) information on the investment performance of the Sub-Adviser’s similarly managed accounts, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Sub-Adviser including information on (a) the overall organization of the Sub-Adviser; (b) investment management staffing; and (c) the financial condition of the Sub-Adviser.

In their consideration of the renewal of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling. Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Sub-Adviser’s research operations, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Sub-Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the Sub-Adviser’s past performance with its existing accounts or investment model, as well as other factors relating to the Sub-Adviser’s track record. The Board concluded that the Sub-Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would compensate the Sub-Adviser 0.35% based on the average net assets of the Fund for sub-advisory services out of the advisory fees received from the Fund. The Trustees concluded that the Fund’s sub-advisory fee, as well as the expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Sub-Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Sub-Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits realized by the Sub-Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and its asset levels, they were satisfied that the Sub-Adviser’s level of profitability from its relationship with the Fund is not excessive.

 Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-942-8434 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-942-8434.

INVESTMENT ADVISOR

Wintrust Capital Management Company, LLC

222 South Riverside Plaza, 28th Floor

Chicago, Illinois 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/11